Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Allowance for loans losses	$ 1,367	$ 1,433
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,125,000,000	1,125,000,000
Common stock, shares issued	440,000,000	436,000,000
Tax expense for accumulated other comprehensive income	$ 36	$ 3
Common stock held in treasury	177,000,000	145,000,000
FFELP Loans [Member]
Allowance for loans losses	$ 60	$ 67
Private Education Loans [Member]
Allowance for loans losses	$ 1,297	$ 1,351